Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and liabilities at fair value
ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

						Netting
(In millions)	Level 1	(a)	Level 2	(a)	Level 3	adjustment	(b)	Net balance
December 31, 2014
Assets
Investment securities
Debt
U.S. corporate	$-		$20,659		$3,140	$-		$23,799
State and municipal	-		5,171		578	-		5,749
Residential mortgage-backed	-		1,709		16	-		1,725
Commercial mortgage-backed	-		3,054		9	-		3,063
Asset-backed(c)	-		343		7,575	-		7,918
Corporate – non-U.S.	-		680		456	-		1,136
Government – non-U.S.	56		1,738		2	-		1,796
U.S. government and federal agency	-		1,747		266	-		2,013
Retained interests	-		-		17	-		17
Equity
Available-for-sale	293		19		9	-		321
Trading	21		-		-	-		21
Derivatives(d)	-		10,038		54	(7,605)		2,487
Other	-		-		277	-		277
Total	$370		$45,158		$12,399	$(7,605)		$50,322

Liabilities
Derivatives	$-		$4,971		$18	$(4,407)		$582
Other(e)	-		1,178		-	-		1,178
Total	$-		$6,149		$18	$(4,407)		$1,760
December 31, 2013
Assets
Investment securities
Debt
U.S. corporate	$-		$18,788		$2,953	$-		$21,741
State and municipal	-		4,193		96	-		4,289
Residential mortgage-backed	-		1,824		86	-		1,910
Commercial mortgage-backed	-		3,025		10	-		3,035
Asset-backed(c)	-		489		6,898	-		7,387
Corporate – non-U.S.	61		645		678	-		1,384
Government – non-U.S.	1,590		789		31	-		2,410
U.S. government and federal agency	-		545		225	-		770
Retained interests	-		-		21	-		21
Equity
Available-for-sale	453		31		11	-		495
Trading	78		-		-	-		78
Derivatives(d)	-		8,305		36	(6,739)		1,602
Other	-		-		480	-		480
Total	$2,182		$38,634		$11,525	$(6,739)		$45,602
Liabilities
Derivatives	$-		$5,408		$20	$(4,355)		$1,073
Other(e)	-		1,168		-	-		1,168
Total	$-		$6,576		$20	$(4,355)		$2,241

Included $487 million of Government – non-U.S. and $13 million of Corporate – non-U.S. available-for-sale debt securities transferred from Level 1 to Level 2 primarily attributable to changes in market observable data during 2014. There were no securities transferred between Level 1 and Level 2 during 2013.

(b) The netting of derivative receivables and payables (including the effects of any collateral posted or received) is permitted when a legally enforceable master netting agreement exists.

(c) Includes investments in our CLL business in asset-backed securities collateralized by senior secured loans of high-quality, middle-market companies in a variety of industries.

(d) The fair value of derivatives includes an adjustment for non-performance risk. The cumulative adjustment was a gain (loss) of $9 million and $(7) million at December 31, 2014 and 2013, respectively. See Note 22 for additional information on the composition of our derivative portfolio.

(e) Primarily represented the liability associated with certain of our deferred incentive compensation plans.

Changes in level 3 instruments
CHANGES IN LEVEL 3 INSTRUMENTS FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013
										Net
										change in
		Net	Net							unrealized
		realized/	realized/							gains
		unrealized	unrealized							(losses)
		gains	gains							relating to
		(losses)	(losses)				Transfers	Transfers		instruments
	Balance at	included	included				into	out of	Balance at	still held at
(In millions)	January 1	in earnings(a)	in AOCI	Purchases	Sales	Settlements	Level 3(b)	Level 3(b)	December 31	December 31(c)
2014
Investment securities
Debt
U.S. corporate	$2,953	$22	$121	$550	$(234)	$(284)	$175	$(163)	$3,140	$-
State and municipal	96	-	38	18	(36)	(10)	472	-	578	-
RMBS	86	-	2	-	(16)	(9)	-	(47)	16	-
CMBS	10	-	-	-	-	(3)	2	-	9	-
ABS	6,898	3	(206)	2,249	-	(1,359)	-	(10)	7,575	-
Corporate – non-U.S.	678	69	(10)	1,018	(269)	(1,012)	1	(19)	456	-
Government – non-U.S.	31	-	-	-	-	-	2	(31)	2	-
U.S. government and
federal agency	225	-	34	-	-	-	9	(2)	266	-
Retained interests	21	(2)	-	3	-	(5)	-	-	17	-
Equity
Available-for-sale	11	-	-	2	(2)	-	-	(2)	9	-
Derivatives(d)(e)	21	21	1	6	-	(5)	2	(1)	45	21
Other	480	85	-	32	(41)	-	-	(279)	277	73
Total	$11,510	$198	$(20)	$3,878	$(598)	$(2,687)	$663	$(554)	$12,390	$94
2013
Investment securities
Debt
U.S. corporate	$3,591	$(497)	$135	$380	$(424)	$(231)	$108	$(109)	$2,953	$-
State and municipal	77	-	(7)	21	-	(5)	10	-	96	-
RMBS	100	-	(5)	-	(2)	(7)	-	-	86	-
CMBS	6	-	-	-	-	(6)	10	-	10	-
ABS	5,023	5	32	2,632	(4)	(795)	12	(7)	6,898	-
Corporate – non-U.S.	850	(91)	(2)	5,810	(3)	(5,849)	21	(58)	678	-
Government – non-U.S.	42	1	(12)	-	-	-	-	-	31	-
U.S. government and
federal agency	277	-	(52)	-	-	-	-	-	225	-
Retained interests	27	(4)	(1)	6	-	(7)	-	-	21	-
Equity
Available-for-sale	13	-	-	-	-	-	-	(2)	11	-
Derivatives(d)(e)	237	(30)	2	(2)	-	(226)	37	3	21	6
Other	734	(65)	12	44	(237)	-	-	(8)	480	(102)
Total	$10,977	$(681)	$102	$8,891	$(670)	$(7,126)	$198	$(181)	$11,510	$(96)

  Earnings effects are primarily included in the “GECC revenues from services” and “Interest and other financial charges” captions in the Statement of Earnings.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period. Transfers out of Level 3 were primarily a result of increased use of quotes from independent pricing vendors based on recent trading activity.
  Represents the amount of unrealized gains or losses for the period included in earnings.
  Represents derivative assets net of derivative liabilities and included cash accruals of $9 million and $5 million not reflected in the fair value hierarchy table during 2014 and 2013, respectively.
  Gains (losses) included in net realized/unrealized gains (losses) included in earnings were offset by the earnings effects from the underlying items that were economically hedged. See Note 22.

Non-recurring fair value amounts (as measured at the time of the adjustment) for those assets remeasured to fair value on a non-recurring basis
	Remeasured during the years ended December 31
	2014		2013
(In millions)	Level 2	Level 3	Level 2	Level 3

Financing receivables and loans held for sale	$49	$808	$138	$1,062
Cost and equity method investments	2	399	-	640
Long-lived assets, including real estate	364	836	1,954	365
Total	$415	$2,043	$2,092	$2,067

Fair value adjustments to assets measured on a non-recurring basis

The following table represents the fair value adjustments to assets measured at fair value on a non-recurring basis and still held at December 31, 2014 and 2013.

	Years ended December 31
(In millions)	2014	2013

Financing receivables and loans held for sale	$(284)	$(325)
Cost and equity method investments	(368)	(463)
Long-lived assets, including real estate	(544)	(1,080)
Total	$(1,196)	$(1,868)

Significant Unobservable Inputs Used For Level Three Recurring And Nonrecurring Measurements [Table Text Block]
LEVEL 3 MEASUREMENTS - SIGNIFICANT UNOBSERVABLE INPUTS

				Range
(Dollars in millions)	Fair value	Valuation technique	Unobservable inputs	(weighted average)

December 31, 2014
Recurring fair value measurements
Investment securities – Debt
U.S. corporate	$980	Income approach	Discount rate(a)	1.5%-14.8% (6.6%)
State and municipal	481	Income approach	Discount rate(a)	1.9%-5.9% (2.8%)
Asset-backed	7,554	Income approach	Discount rate(a)	2.2%-12.4% (5.0%)
Corporate – non-U.S.	388	Income approach	Discount rate(a)	0.4%-14.0% (5.7%)
Other financial assets	117	Income approach,	Capitalization rate(b)	6.5%-7.8% (7.7%)
		Market comparables	EBITDA multiple	5.4X-9.1X (7.7X)

Non-recurring fair value measurements
Financing receivables and	$82	Business enterprise	EBITDA multiple	4.3X-6.5X (6.2X)
loans held for sale		value
Cost and equity method investments	343	Income approach,	Discount rate(a)	8.0%-10.0% (9.4%)
		Business enterprise	EBITDA multiple	1.8X-10.5X (7.0X)
		value, Market comparables
Long-lived assets, including real estate	666	Income approach	Discount rate(a)	2.0%-19.0% (6.8%)

December 31, 2013
Recurring fair value measurements
Investment securities – Debt
U.S. corporate	$898	Income approach	Discount rate(a)	1.5%-13.3% (6.5%)
Asset-backed	6,854	Income approach	Discount rate(a)	1.2%-10.5%(3.7%)
Corporate – non-U.S.	438	Income approach	Discount rate(a)	1.4%-46.0%(16.9%)
Other financial assets	367	Income approach,	WACC(c)	9.3%-9.3% (9.3%)
		Market comparables	EBITDA multiple	5.4X-12.5X(9.5X)
			Capitalization rate(b)	6.3%-7.5%(7.2%)
Non-recurring fair value measurements
Financing receivables and	$163	Income approach,	Capitalization rate(b)	7.8%-7.8%(7.8%)
loans held for sale		Business enterprise	EBITDA multiple	4.3X-5.5X(4.8X)
		value	Discount rate(a)	6.6%-6.6% (6.6%)
Cost and equity method investments	72	Income approach,	Discount rate(a)	5.7%-5.9%(5.8%)
		Market comparables	WACC(c)	9.3%-9.6%(9.4%)
			EBITDA multiple	7.1X-14.5X(11.3X)
			Revenue multiple	2.2X-12.6X(9.4X)
Long-lived assets, including real estate	25	Income approach	Discount rate(a)	4.0%-23.0%(9.0%)

  Discount rates are determined based on inputs that market participants would use when pricing investments, including credit and liquidity risk. An increase in the discount rate would result in a decrease in the fair value.
  Represents the rate of return on net operating income that is considered acceptable for an investor and is used to determine a property’s capitalized value. An increase in the capitalization rate would result in a decrease in the fair value.
  Weighted average cost of capital (WACC).